Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net
Net, beginning of period	$ (161,206)	$ (217,153)
Deferred income tax recovery included in net income	87,301	34,335
Deferred income tax recovery (expense) included in other comprehensive income	(2,325)	22,049
Other	362	(437)
Net, end of period	(75,868)	(161,206)
Deferred tax assets
Deferred tax assets, beginning of period	111,614	60,065
Deferred income tax recovery included in net income	28,243	28,875
Deferred income tax recovery (expense) included in other comprehensive income	(2,333)	21,871
Other	0	803
Deferred tax assets, end of period	137,524	111,614
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(272,820)	(277,218)
Deferred income tax recovery included in net income	59,058	5,460
Deferred income tax recovery (expense) included in other comprehensive income	8	178
Other	362	(1,240)
Deferred tax liabilities, end of period	(213,392)	(272,820)
Previously stated
Net
Net, beginning of period	(161,206)	(221,682)
Net, end of period		(161,206)
Deferred tax assets
Deferred tax assets, beginning of period	111,614	59,532
Deferred tax assets, end of period		111,614
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(272,820)	(281,214)
Deferred tax liabilities, end of period		(272,820)
Adjustment on adoption of IFRS 16
Net
Net, beginning of period	0	4,529
Net, end of period		0
Deferred tax assets
Deferred tax assets, beginning of period	0	533
Deferred tax assets, end of period		0
Deferred tax liabilities
Deferred tax liabilities, beginning of period	$ 0	3,996
Deferred tax liabilities, end of period		$ 0